CAPITAL STOCK	12 Months Ended
Dec. 31, 2020
Disclosure Of Capital Stock Explanatory [Abstract]
CAPITAL STOCK [Text Block]

10. CAPITAL STOCK

Authorized:

Unlimited Class A non-cumulative, preferred shares without par value, of which 5,000,000 are designated Class A, convertible, voting, preferred shares. No preferred shares have been issued.

Unlimited common shares without par value.

(a) Common shares

During the year ended December 31, 2018, the Company issued 8,334 common shares pursuant to the exercise of stock options for gross proceeds of $2,500. Fair value previously recognized on options exercised of $1,263 was reclassified from reserves to capital stock.

During the year ended December 31, 2018, the Company issued 250,000 shares with a fair value of $131,527 pursuant to achieving the third milestone of the technology development agreement (Note 8). These common shares were recorded as shares to be issued at December 31, 2017.

(b) Stock options

The Company has a stock option plan (the “Plan”) available to employees, directors, officers and consultants with grants under the Plan approved from time to time by the Board of Directors. Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares. Each option can be exercised to acquire one common share of the Company. The exercise price for an option granted under the Plan may not be less than the market price at the date of grant less a specified discount dependent on the market price.

Options to purchase common shares have been granted to directors, employees and consultants as follows:

Exercise	Expiry	December 31,				December 31,
Price	Date	2019	Granted	Exercised	Expired	2020
$1.30(USD)	August 18, 2021	1,175,000	—	—	—	1,175,000
$0.90(USD)	July 6, 2022	50,000	—	—	—	50,000
$0.30(USD)	November 28, 2022	750,000	—	—	—	750,000
$0.50(USD)	August 20, 2023	750,000	—	—	—	750,000
$0.57(USD)	April 17, 2023	200,000	—	—	—	200,000
$1.45(USD)	May 17, 2024	10,000	—	—	—	10,000
$0.78(USD)	August 19, 2024	700,000	—	—	—	700,000
$0.82(USD)	November 8, 2024	10,000	—	—	—	10,000
$0.76(USD)	February 11, 2025	—	200,000	—	—	200,000
$0.75(USD)	August 18, 2025	—	750,000	—	—	750,000
Total outstanding		3,645,000	950,000	—	—	4,595,000
Total exercisable		2,831,667	316,665	—	—	3,721,667

Exercise	Expiry	December 31,				December 31,
Price	Date	2018	Granted	Exercised	Expired	2019
$0.70(CAD)	October 7, 2019	28,571	—	—	(28,571)	—
$6.85(CAD)	November 14, 2019	100,000	—	—	(100,000)	—
$1.30(USD)	August 18, 2021	1,175,000	—	—	—	1,175,000
$0.90(USD)	July 6, 2022	50,000	—	—	—	50,000
$0.30(USD)	November 28, 2022	750,000	—	—	—	750,000
$0.50(USD)	August 20, 2023	750,000	—	—	—	750,000
$0.57(USD)	April 17, 2023	200,000	—	—	—	200,000
$1.45(USD)	May 17, 2024	—	10,000	—	—	10,000
$0.78(USD)	August 19, 2024	—	700,000	—	—	700,000
$0.82(USD)	November 8, 2024	—	10,000	—	—	10,000
Total outstanding		3,053,571	720,000	—	(128,571)	3,645,000
Total exercisable		1,353,571				2,831,667

A summary of the Company's stock options as at December 31, 2020 and 2019, and changes for the years then ended are as follows:

		Weighted
		Average Exercise
	Number	Price
Outstanding, December 31, 2018	3,053,571	$0.92
Granted	720,000	$0.79
Expired	(128,571)	$4.22
Outstanding, December 31, 2019	3,645,000	$0.78
Granted	950,000	$0.75
Outstanding, December 31, 2020	4,595,000	$0.78

The weighted average contractual life for the remaining options at December 31, 2020 is 2.52 years (2019 - 3.0).

Share-based expense

Share-based expense of $423,538 (2019 - $345,498; 2018 - $403,548) was recognized in the year ended December 31, 2020 for stock options. The share-based expense relates to options granted during December 31, 2020, 2019, 2018 and 2017, which vest over time.

The fair value of stock options is estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended	Year ended	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
Risk-free interest rate (average)	0.51%	1.32%	2.15%
Estimated volatility (average)	67.29%	69.93%	66.56%
Expected life in years	5.00	5.00	5.00
Expected dividend yield	0.00%	0.00%	0.00%
Estimated forfeitures	0.00%	0.00%	0.00%
Grant date fair value per option	$0.38	$0.45	$0.29

Option pricing models require the use of highly subjective estimates and assumptions. The expected volatility assumption is based on the historical and implied volatility of the Company’s common share price on the TSX. The risk-free interest rate assumption is based on yield curves on Canadian government zero-coupon bonds with a remaining term equal to the stock options’ expected life. The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model.